Shareholder Report, Holdings (Details) - C000226980	Jun. 30, 2024
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%